SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

26. SEGMENT INFORMATION

        Management (chief operating decision maker) analyzes and reviews results of the Company's operating segments separately based on the nature of products and services, regulatory environments and geographic areas. MTS Group's management evaluates the segments' performance based on revenue and operating profit, excluding depreciation and amortization. Management does not analyze assets or liabilities by reportable segments.

        The Group identified the following reportable segments:

        Russia convergent:    represents the results of mobile and fixed line operations, which encompasses services rendered to customers across regions of Russia, including voice and data services, transmission, broadband, pay-TV and various value-added services and retail operations.

        Moscow fixed line:    represents the results of fixed line operations carried out in Moscow by the Group's subsidiary MGTS. MGTS is the only licensed public switched telephone network ("PSTN") operator in Moscow and is considered a natural monopoly under Russian antimonopoly regulations. Consequently, substantial part of services provided by MGTS are subject to governmental regulation.

        Ukraine:    represents the results of mobile and fixed line operations carried out across multiple regions of Ukraine.

        The "Other" category does not constitute a reportable segment. It includes the results of a number of other operating segments that do not meet the quantitative thresholds for separate reporting, such as Turkmenistan, Armenia, System Integrator, Satellite TV, Navigation Information Systems, Metro-Telecom, Stream, NVision Czech Republic, Litebox, eSports and Belarus.

        In 2017, management has started internally assess Russia convergent and NVision Czech Republic, Stream, Navigation Information Systems and Metro-Telecom separately in order to monitor the results and make funding decisions on this basis, and thus has presented them separately. Related financial information was, retrospectively, restated.

        The results of operations of UMS are reported as discontinued operations in the accompanying consolidated statements of profit or loss. The segment reporting for the year ended December 31, 2015 was restated accordingly. The consolidated statement of financial position is not required to be retrospectively restated with respect to discontinued operations and therefore as of December 31, 2015 statement of financial position captions in the "Other" category of the following presentation includes UMS.

        The intercompany eliminations presented below primarily consist of sales transactions between segments conducted under the normal course of operations.

        Financial information by reportable segments is presented below:

Year ended December 31, 2017:

	Russia convergent	Moscow fixed line	Ukraine	Total	Other	HQ and elimination	Consolidated
Revenue
External customers	365,846	34,350	24,992	425,188	17,618	105	442,911
Intersegment	5,136	4,683	1,111	10,930	12,785	(23,715)	—

Total revenue	370,982	39,033	26,103	436,118	30,403	(23,610)	442,911

Operating profit	93,821	8,801	5,258	107,880	(871)	(10,909)	96,100
Depreciation and amortization	59,942	10,642	6,106	76,690	3,481	(259)	79,912
Other disclosure:
Capital expenditures	65,790	7,403	10,573	83,766	2,392	—	86,158

Year ended December 31, 2016:

	Russia convergent	Moscow fixed line	Ukraine	Total	Other	HQ and elimination	Consolidated
Revenue
External customers	355,056	34,796	27,026	416,878	18,689	125	435,692
Intersegment	4,849	4,871	2,161	11,881	14,423	(26,304)	—

Total revenue	359,905	39,667	29,187	428,759	33,112	(26,179)	435,692

Operating profit	81,484	10,850	3,599	95,933	3,523	(11,787)	87,669
Depreciation and amortization	60,087	10,900	6,304	77,291	4,395	(104)	81,582
Other disclosure:
Capital expenditures	61,208	7,316	7,666	76,190	3,995	—	80,185

Year ended December 31, 2015:

	Russia convergent	Moscow fixed line	Ukraine	Total	Other	HQ and elimination	Consolidated
Revenue
External customers	351,406	34,770	25,590	411,766	14,718	155	426,639
Intersegment	4,370	4,836	2,604	11,810	4,456	(16,266)	—

Total revenue	355,776	39,606	28,194	423,576	19,174	(16,111)	426,639

Operating profit	82,788	13,737	4,715	101,240	2,180	(9,497)	93,923
Depreciation and amortization	61,202	7,715	5,199	74,116	3,800	(73)	77,843
Other disclosure:
Capital expenditures	64,194	9,303	19,955	93,452	5,269	—	98,721

        The consolidated operating profit is reconciled to the consolidated profit before tax on the face of the consolidated statement of profit or loss.

        Financial information by geographic areas is presented below:

	For the year ended December 31,
Revenue	2017	2016	2015
Russia	405,365	392,764	387,456
Other	37,546	42,928	39,183

Total revenue	442,911	435,692	426,639

Non-current assets(1)	As of December 31, 2017	As of December 31, 2016
Russia	339,693	340,944
Other	37,048	40,710

Total non-current assets:	376,741	381,654

(1)	Comprises property, plant and equipment, goodwill and other intangible assets.

        Revenues from external customers and non-current assets are allocated to individual countries based on location of operations. No single customer represents 10% or more of the consolidated revenue.